UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II

BlackRock Emerging Markets Bond Fund

BlackRock Emerging Markets Local Currency Bond Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2018

Date of reporting period: 03/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) March 31, 2018	BlackRock Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Corporate Bonds — 21.7%

Azerbaijan — 1.0%
Southern Gas Corridor CJSC, 6.88%, 03/24/26	USD	224	$246,886

British Virgin Islands — 2.0%
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25		249	237,564
Sinopec Group Overseas Development 2016 Ltd., 2.75%, 09/29/26		263	238,727

			476,291
Chile — 1.6%
Corp. Nacional del Cobre de Chile:
4.50%, 09/16/25		200	208,306
4.25%, 07/17/42		200	195,106

			403,412
China — 0.8%
Export-Import Bank of China, 2.63%, 03/14/22		200	194,816

Colombia — 0.4%
Ecopetrol SA, 5.88%, 05/28/45		90	88,736

Indonesia — 1.6%
Pertamina Persero PT, 4.30%, 05/20/23		200	201,788
Perusahaan Listrik Negara PT, 4.13%, 05/15/27		200	192,419

			394,207
Kazakhstan — 1.7%
Kazakhstan Temir Zholy National Co. JSC, 4.85%, 11/17/27		200	199,258
KazMunayGas National Co. JSC, 4.75%, 04/19/27		212	211,743

			411,001
Malaysia — 2.1%
Petronas Capital Ltd., 3.50%, 03/18/25		520	513,440

Mexico — 2.8%
Petroleos Mexicanos:
4.88%, 01/24/22		50	51,245
3.50%, 01/30/23		73	70,153
4.25%, 01/15/25		126	121,779
4.50%, 01/23/26		38	36,841
6.88%, 08/04/26		43	47,257
6.50%, 03/13/27		134	143,112
6.75%, 09/21/47		70	70,832

Security		Par (000)	Value
Mexico (continued)
Petroleos Mexicanos (continued):
6.35%, 02/12/48(a)	USD	138	$133,342

			674,561
Morocco — 0.8%
OCP SA, 4.50%, 10/22/25		200	197,000

Oman — 0.8%
Oman Sovereign Sukuk SAOC, 4.40%, 06/01/24		200	190,334

Peru — 0.8%
Petroleos del Peru SA, 4.75%, 06/19/32		200	194,920

South Africa — 0.8%
Eskom Holdings SOC, Ltd., 5.75%, 01/26/21		200	198,138

United States — 0.5%
Pemex Project Funding Master Trust, 6.63%, 06/15/35		118	121,915

Venezuela — 4.0%
Petroleos de Venezuela SA:
0.00%, 10/27/20(b)		112	96,075
0.00%, 11/17/21(b)		460	148,460
0.00%, 02/17/22(b)		421	142,994
0.00%, 05/16/24(b)		945	257,497
0.00%, 11/15/26(b)		213	57,199
0.00%, 04/12/27(b)		105	28,622
0.00%, 05/17/35(b)		732	228,288
9.75%, 05/17/35		14	4,422

			963,557

Total Corporate Bonds — 21.7% (Cost — $5,497,658)			5,269,214

Foreign Agency Obligations — 73.8%
Argentine Republic Government International Bond:
6.88%, 04/22/21		150	159,000
5.63%, 01/26/22		50	50,725
4.63%, 01/11/23		260	250,643
7.50%, 04/22/26		171	182,457
6.88%, 01/26/27		74	75,443
5.88%, 01/11/28		255	239,827
8.28%, 12/31/33		115	124,851
2.50%, 12/31/38(b)(c)		80	53,120
6.88%, 01/11/48		45	41,062
7.13%, 06/28/49		25	23,037
Banco Nacional de Desenvolvimento Economico e Social, 5.50%, 07/12/20		200	207,210
Brazilian Government International Bond:
6.00%, 04/07/26		200	219,900

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Brazilian Government International Bond (continued):
5.00%, 01/27/45	USD	200	$179,702
Colombia Government International Bond:
2.63%, 03/15/23		200	191,200
4.50%, 01/28/26		200	206,700
5.63%, 02/26/44		200	218,000
Costa Rica Government International Bond, 7.00%, 04/04/44		200	206,400
Croatia Government International Bond, 5.50%, 04/04/23		333	357,182
Dominican Republic International Bond:
5.50%, 01/27/25		232	238,631
5.95%, 01/25/27		117	122,265
6.50%, 02/15/48		220	227,700
Ecuador Government International Bond:
8.75%, 06/02/23		450	461,475
7.95%, 06/20/24		200	198,500
7.88%, 01/23/28		300	288,810
Egypt Government International Bond:
6.13%, 01/31/22		200	206,886
8.50%, 01/31/47		200	222,900
7.90%, 02/21/48		200	210,286
El Salvador Government International Bond:
5.88%, 01/30/25		78	76,463
6.38%, 01/18/27		213	209,805
8.63%, 02/28/29		49	56,227
Gabon Government International Bond:
6.38%, 12/12/24		200	198,500
6.95%, 06/16/25		200	202,856
Ghana Government International Bond, 9.25%, 09/15/22		200	227,728
Guatemala Government Bond, 4.50%, 05/03/26		200	197,744
Hungary Government International Bond:
5.38%, 02/21/23		232	250,537
7.63%, 03/29/41		60	86,557
Indonesia Government International Bond:
3.38%, 04/15/23		200	195,794
4.35%, 01/08/27		200	203,153
5.25%, 01/08/47		200	212,407
4.35%, 01/11/48		200	190,686
Iraq International Bond, 5.80%, 01/15/28		250	239,000
Ivory Coast Government International Bond, 5.75%, 12/31/32(b)		199	191,606

Security		Par (000)	Value
Jamaica Government International Bond, 6.75%, 04/28/28	USD	200	$222,000
Jordan Government International Bond, 6.13%, 01/29/26		200	201,160
Kazakhstan Government International Bond, 3.88%, 10/14/24		200	202,742
Kenya Government International Bond, 7.25%, 02/28/28		200	209,052
Lebanon Government International Bond:
5.45%, 11/28/19		40	39,740
6.10%, 10/04/22		168	164,988
6.00%, 01/27/23		90	87,390
6.25%, 11/04/24		40	38,500
6.60%, 11/27/26		75	71,625
Mexico Government International Bond:
4.13%, 01/21/26		200	202,800
5.75%, 10/12/99		116	118,030
Mongolia Government International Bond, 5.13%, 12/05/22		200	195,571
Nigeria Government International Bond:
14.50%, 07/15/21	NGN	26,000	73,623
6.38%, 07/12/23	USD	200	210,258
16.29%, 03/17/27	NGN	18,000	56,355
7.14%, 02/23/30	USD	200	207,500
7.88%, 02/16/32		200	217,728
7.70%, 02/23/38		200	210,500
Oman Government International Bond:
5.38%, 03/08/27		240	234,025
6.50%, 03/08/47		200	189,000
6.75%, 01/17/48		200	191,914
Panama Government International Bond:
4.00%, 09/22/24		280	287,420
4.30%, 04/29/53		200	196,500
Paraguay Government International Bond, 5.00%, 04/15/26		200	208,500
Peruvian Government International Bond:
7.35%, 07/21/25		100	124,000
5.63%, 11/18/50		182	218,855
Philippine Government International Bond, 3.00%, 02/01/28		363	346,021
Poland Government International Bond:
5.00%, 03/23/22		111	118,697
3.00%, 03/17/23		160	158,486
3.25%, 04/06/26		150	148,761
Republic of Azerbaijan International Bond, 3.50%, 09/01/32		240	201,532
Republic of Belarus International Bond, 6.88%, 02/28/23		200	211,776

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Republic of South Africa Government International Bond:
5.50%, 03/09/20	USD	100	$103,690
4.88%, 04/14/26		200	199,400
5.00%, 10/12/46		200	181,976
Romanian Government International Bond, 6.13%, 01/22/44		100	120,109
Russian Foreign Bond — Eurobond:
4.25%, 06/23/27		400	398,000
7.50%, 03/31/30(b)		177	213,816
5.25%, 06/23/47		200	199,760
Serbia International Bond, 4.88%, 02/25/20		281	287,683
Sri Lanka Government International Bond:
6.25%, 10/04/20		100	103,659
5.88%, 07/25/22		200	202,946
6.13%, 06/03/25		200	199,216
Third Pakistan International Sukuk Co., Ltd., 5.50%, 10/13/21		200	196,392
Turkey Government International Bond:
5.63%, 03/30/21		100	103,500
5.13%, 03/25/22		—	—
3.25%, 03/23/23		200	185,580
4.25%, 04/14/26		200	182,122
4.88%, 10/09/26		200	188,500
5.13%, 02/17/28		200	188,854
4.88%, 04/16/43		200	161,500
Ukraine Government International Bond:
7.75%, 09/01/20		217	227,277
7.75%, 09/01/21		135	141,329
7.75%, 09/01/22		142	147,964
7.38%, 09/25/32		200	192,800

Security		Par (000)	Value
Uruguay Government International Bond:
4.38%, 10/27/27	USD	150	$154,395
5.10%, 06/18/50		160	164,000

Total Foreign Agency Obligations — 73.8% (Cost — $18,116,818)			17,912,492

Total Long-Term Investments — 95.5% (Cost — $23,614,476)			23,181,706

		Share
Short-Term Securities — 6.7%

Money Market Funds — 4.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.52%(e)(f)		1,139,896	1,139,896

Total Money Market Funds — 4.7% (Cost — $1,139,896)			1,139,896

		Par (000)
U.S. Treasury Obligations — 2.0%
U.S. Treasury Bill(d):
1.65%, 11/08/18		250	247,524
1.68%, 11/08/18		250	247,498

Total U.S. Treasury Obligations — 2.0% (Cost — $495,022)			495,022

Total Short-Term Securities — 6.7% (Cost — $1,634,918)			1,634,918

Total Investments — 102.2% (Cost — $25,249,394)			24,816,624
Liabilities in Excess of Other Assets — (2.2)%			(528,194)

Net Assets — 100.0%			$24,288,430

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(e)	Annualized 7-day yield as of period end.
(f)	During the period ended March 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Value Held at 12/31/17	Net Activity	Shares Value Held at 03/31/18	Value at 03/31/18	Income	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,113,465	26,431	1,139,896	$1,139,896	$3,525	$—

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Emerging Markets Bond Fund

Portfolio Abbreviations

JSC — Joint Stock Company

OTC — Over-the-Counter

Derivative Financial Instruments Outstanding as of Period End

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Market Index Series 29, Version 1	1.00%	Quarterly	Bank of America, N.A.	06/20/23	$260	$4,953	$5,498	$(545)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial investments and is not necessarily an indication of the risks associated with investing in these securities. For information about the Fund’s policy regarding valuation of investments and derivative financial investments, refer to the Fund’s most recent financial statements as contained in its annual report.

4

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Emerging Markets Bond Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Corporate Bonds	$—	$5,269,214	$—	$5,269,214
Foreign Agency Obligations	—	17,912,492	—	17,912,492
Short-Term Securities	1,139,896	495,022	—	1,634,918

	$1,139,896	$23,676,728	$—	$24,816,624

Derivative Financial Instruments(a)
Liabilities:
Credit contracts	$—	$(545)	$—	$(545)

(a)	Derivative financial instruments swaps which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2018, there were no transfers between levels.

5

Schedule of Investments (unaudited) March 31, 2018	BlackRock Emerging Markets Local Currency Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Corporate Bonds — 8.1%

Brazil — 1.4%
Centrais Eletricas Brasileiras SA, 6.88%, 07/30/19	USD	350	$361,165

Cayman Islands — 1.0%
KSA Sukuk, Ltd., 2.89%, 04/20/22		250	243,125

Mexico — 0.5%
Petroleos Mexicanos, 7.19%, 09/12/24	MXN	2,453	121,439

Netherlands — 1.5%
Petrobras Global Finance BV, 5.38%, 01/27/21	USD	375	391,875

South Africa — 2.3%
Eskom Holdings SOC, Ltd.:
5.75%, 01/26/21		250	247,672
0.00%, 08/18/27(a)	ZAR	5,000	130,963
Transnet SOC, Ltd., 9.50%, 05/13/21		2,500	210,390

			589,025
Sweden — 1.4%
Powszechna Kasa Oszczednosci Bank Polski SA Via PKO Finance AB, 4.63%, 09/26/22	USD	350	364,464

Total Corporate Bonds — 8.1% (Cost — $2,065,924)			2,071,093

Foreign Agency Obligations — 86.8%
Argentina Bonar Bonds(Argentina Deposit Rates Badlar Pvt Banks + 2.00%), 25.17%, 04/03/22(b)	ARS	287	13,732
Argentine Bonos del Tesoro:
18.20%, 10/03/21		1,850	83,095
16.00%, 10/17/23		830	39,983
15.50%, 10/17/26		1,730	84,355
Bonos de la Tesoreria de la Republica en pesos:
4.50%, 03/01/21	CLP	375,000	636,840
4.50%, 03/01/26		160,000	266,419
5.00%, 03/01/35		100,000	166,118
6.00%, 01/01/43		70,000	129,877
Brazil Notas do Tesouro Nacional, Series F:
10.00%, 01/01/21	BRL	1,294	411,579
10.00%, 01/01/25		810	254,473
10.00%, 01/01/23		800	252,998
10.00%, 01/01/27		603	188,433
10.00%, 01/01/29		57	18,109
Colombian TES:
10.00%, 07/24/24	COP	1,450,000	623,279
7.50%, 08/26/26		169,400	65,029
6.00%, 04/28/28		1,000,000	344,991
7.75%, 09/18/30		70,000	27,278

Security	Par (000)		Value
Colombian TES (continued):
7.00%, 06/30/32	COP	401,600	$145,103
Czech Republic Government Bond:
1.50%, 10/29/19	CZK	16,500	810,290
2.40%, 09/17/25		490	25,138
2.50%, 08/25/28		1,100	56,492
2.75%, 07/23/29		1,240	64,540
0.95%, 05/15/30		4,800	203,425
European Investment Bank, 2.25%, 05/25/21	PLN	500	147,978
Hungary Government Bond:
2.00%, 10/30/19	HUF	159,800	648,314
3.00%, 06/26/24		23,310	98,837
5.50%, 06/24/25		31,020	151,110
2.75%, 12/22/26		6,000	24,529
3.00%, 10/27/27		37,490	155,057
Indonesia Government International Bond, 7.00%, 05/15/27	IDR	1,938,000	143,089
Indonesia Treasury Bond:
7.88%, 04/15/19		1,900,000	141,351
8.25%, 07/15/21		2,900,000	224,859
7.00%, 05/15/22		3,600,000	270,925
8.38%, 03/15/24		5,475,000	434,479
11.00%, 09/15/25		1,134,000	102,654
8.38%, 09/15/26		7,608,000	609,939
6.13%, 05/15/28		550,000	38,451
9.00%, 03/15/29		1,700,000	141,303
8.75%, 05/15/31		2,200,000	180,331
9.50%, 07/15/31		1,600,000	139,176
8.25%, 06/15/32		2,256,000	178,825
7.50%, 08/15/32		1,600,000	119,266
8.38%, 03/15/34		936,000	73,765
8.25%, 05/15/36		1,215,000	95,091
Kenya Infrastructure Bond, 12.50%, 05/12/25	KES	5,000	50,881
Malaysia Government Bond:
3.42%, 08/15/22	MYR	1,000	255,571
3.80%, 08/17/23		950	245,404
3.96%, 09/15/25		550	142,163
4.39%, 04/15/26		300	79,361
3.90%, 11/30/26		293	75,127
4.50%, 04/15/30		200	52,459
4.23%, 06/30/31		350	89,370
4.76%, 04/07/37		39	10,333
Mexican Bonos:
8.50%, 12/13/18	MXN	6,175	341,317
5.00%, 12/11/19		1,650	87,367
8.00%, 06/11/20		4,220	235,798
6.50%, 06/10/21		16,567	892,486
6.50%, 06/09/22		712	38,147
8.00%, 12/07/23		2,152	122,639
10.00%, 12/05/24		5,224	329,672
5.75%, 03/05/26		5,320	265,707
7.50%, 06/03/27		3,413	190,037

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Emerging Markets Local Currency Bond Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Mexican Bonos (continued):
8.50%, 05/31/29	MXN	391	$23,327
7.75%, 05/29/31		3,723	209,547
10.00%, 11/20/36		2,468	168,531
8.50%, 11/18/38		359	21,560
7.75%, 11/13/42		4,718	263,412
8.00%, 11/07/47		821	47,122
Nigeria (Federal Republic of), 13.98%, 02/23/28	NGN	18,700	52,770
Nigeria Government International Bond:
14.50%, 07/15/21		44,880	127,085
16.29%, 03/17/27		18,000	56,355
16.25%, 04/18/37		17,000	56,534
Peruvian Government International Bond:
5.70%, 08/12/24	PEN	300	101,175
7.35%, 07/21/25	USD	200	248,000
8.20%, 08/12/26	PEN	223	86,142
6.35%, 08/12/28		871	304,055
6.95%, 08/12/31		1,115	406,775
Poland Government Bond:
3.25%, 07/25/25	PLN	420	125,617
2.50%, 07/25/26		735	206,663
2.50%, 07/25/27		740	205,669
Republic of Poland Government Bond:
0.00%, 04/25/19(a)		354	101,976
2.25%, 04/25/22		682	200,208
2.50%, 01/25/23		173	50,877
2.75%, 04/25/28		448	125,809
Republic of South Africa Government Bond:
7.00%, 02/28/31	ZAR	2,223	166,724
8.25%, 03/31/32		2,750	227,989
8.50%, 01/31/37		2,183	179,366
9.00%, 01/31/40		750	64,049
8.75%, 01/31/44		4,374	363,209
Romania Government Bond:
3.40%, 03/08/22	RON	295	76,741
3.25%, 04/29/24		300	75,086
5.80%, 07/26/27		300	86,693
Romanian Government International Bond, 6.75%, 02/07/22	USD	350	388,920
Russian Federal Bond, 7.00%, 08/16/23	RUB	33,176	592,607
Russian Federal Bond — OFZ:
7.50%, 08/18/21		47,900	863,726
7.40%, 12/07/22		2,801	50,835
7.75%, 09/16/26		20,000	369,012
8.15%, 02/03/27		4,700	89,016
7.05%, 01/19/28		1,470	25,854
8.50%, 09/17/31		23,026	450,990
7.70%, 03/23/33		17,768	323,805
South Africa Government Bond:
8.88%, 02/28/35	ZAR	1,500	128,483
8.75%, 02/28/48		1,637	136,711

Security		Par (000)	Value
Turkey Government Bond:
11.10%, 05/15/19	TRY	500	$123,122
8.50%, 07/10/19		100	23,807
10.50%, 01/15/20		675	162,664
10.70%, 02/17/21		1,200	282,868
9.20%, 09/22/21		760	169,963
11.00%, 03/02/22		425	99,967
8.50%, 09/14/22		300	64,444
12.20%, 01/18/23		199	48,876
7.10%, 03/08/23		1,150	230,565
10.40%, 03/20/24		425	97,597
10.60%, 02/11/26		925	212,300
11.00%, 02/24/27		550	128,393
10.50%, 08/11/27		517	118,134
Uruguay Government International Bond, 9.88%, 06/20/22	UYU	1,334	47,811

Total Foreign Agency Obligations — 86.8% (Cost — $21,890,412)			22,194,280

U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes, 1.63%, 04/30/19	USD	26	25,753

Total U.S. Treasury Obligations — 0.1% (Cost — $25,802)			25,753

Total Long-Term Investments — 95.0% (Cost — $23,982,138)			24,291,126

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Emerging Markets Local Currency Bond Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Short-Term Securities — 5.0%

Foreign Agency Obligations — 0.5%
Nigeria — 0.4%
Nigeria OMO Bill, 1.00%, 05/17/18	NGN	33,000	$89,657

Turkey — 0.1%
Turkey Government Bond, 8.70%, 07/11/18,	TRY	125	31,281

Total Foreign Agency Obligations — 0.5% (Cost — $124,615)			120,938

Security	Par (000)	Value
Money Market Funds — 4.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.52%(c)	1,147,968	$1,147,968

Total Money Market Funds — 4.5% (Cost — $1,147,968)		1,147,968

Total Short-Term Securities — 5.0% (Cost — $1,272,583)		1,268,906

Options Purchased — 0.1% (Cost — $35,506)		17,386

Total Investments — 100.1% (Cost — $25,290,227)		25,577,418
Liabilities in Excess of Other Assets — (0.1)%		(13,970)

Net Assets — 100.0%		$25,563,448

(a)	Zero-coupon bond.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Annualized 7-day yield as of period end.

Affiliated	Shares Value Held at 12/31/17	Net Activity	Shares Value Held at 03/31/18	Value at 03/31/18	Income	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,598,184	(450,216)	1,147,968	$1,147,968	$3,204	$—

Portfolio Abbreviations

ARS — Argentine Peso

BRL — Brazilian Real

CLP — Chilean Peso

COP — Colombian Peso

CZK — Czech Koruna

HUF — Hungarian Forint

IDR — Indonesian Rupiah

INR — Indian Rupee

KES — Kenyan Shilling

KZT — Kazakhstan Tenge

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

OTC — Over-the-Counter

PEN — Peruvian Nuevo Sol

PHP — Philippine Peso

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — U.S. Dollar

UYU — Uruguayan Peso

ZAR — South African Rand

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Emerging Markets Local Currency Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	7	06/20/18	$848	$(6,666)
5-Year U.S. Treasury Note	3	06/29/18	343	(979)

				$(7,645)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KZT	8,914,550	USD	26,335	Royal Bank of Scotland PLC	04/03/18	$1,597
USD	22,201	ZAR	260,000	BNP Paribas S.A.	04/03/18	239
KZT	5,768,090	USD	17,532	Royal Bank of Scotland PLC	04/09/18	522
ARS	8,767,190	USD	425,282	Royal Bank of Scotland PLC	04/25/18	5,390
BRL	66,930	USD	20,217	Bank of America N.A.	04/25/18	19
BRL	131,160	USD	39,411	Morgan Stanley & Co. International PLC	04/25/18	246
CLP	13,540,240	USD	22,299	UBS AG	04/25/18	124
COP	702,690,000	USD	245,961	Goldman Sachs International	04/25/18	5,460
COP	702,691,420	USD	244,619	Goldman Sachs International	04/25/18	6,803
COP	148,214,130	USD	51,661	Morgan Stanley & Co. International PLC	04/25/18	1,370
COP	702,690,000	USD	246,087	Royal Bank of Scotland PLC	04/25/18	5,334
COP	702,690,000	USD	246,122	Royal Bank of Scotland PLC	04/25/18	5,299
IDR	275,452,272	USD	19,947	Goldman Sachs International	04/25/18	94
IDR	726,191,590	USD	52,319	Goldman Sachs International	04/25/18	516
IDR	87,708,250	USD	6,365	Morgan Stanley & Co. International PLC	04/25/18	16
IDR	292,570,570	USD	21,269	Morgan Stanley & Co. International PLC	04/25/18	18
IDR	471,502,568	USD	34,147	Morgan Stanley & Co. International PLC	04/25/18	158
IDR	885,025,050	USD	64,272	Morgan Stanley & Co. International PLC	04/25/18	120
IDR	1,064,891,560	USD	76,921	Morgan Stanley & Co. International PLC	04/25/18	558
IDR	1,752,250,290	USD	127,177	Morgan Stanley & Co. International PLC	04/25/18	312
IDR	482,475,360	USD	34,821	UBS AG	04/25/18	283
INR	33,402,960	USD	511,962	Morgan Stanley & Co. International PLC	04/25/18	309
MXN	2,124,000	USD	112,755	BNP Paribas S.A.	04/25/18	3,684
MXN	80,000	USD	4,276	Goldman Sachs International	04/25/18	109
MYR	338,150	USD	85,868	UBS AG	04/25/18	1,639
PEN	425,000	USD	129,854	Goldman Sachs International	04/25/18	1,781

4

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Emerging Markets Local Currency Bond Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PEN	425,000	USD	129,819	Morgan Stanley & Co. International PLC	04/25/18	$1,816
PEN	431,430	USD	131,694	Royal Bank of Scotland PLC	04/25/18	1,932
PHP	1,665,440	USD	31,771	Morgan Stanley & Co. International PLC	04/25/18	57
PHP	3,102,630	USD	59,058	Morgan Stanley & Co. International PLC	04/25/18	236
PHP	1,362,170	USD	25,769	UBS AG	04/25/18	263
PHP	3,815,880	USD	72,753	UBS AG	04/25/18	172
PLN	630,000	USD	183,026	Bank of America N.A.	04/25/18	1,065
PLN	6,157,240	USD	1,797,641	Morgan Stanley & Co. International PLC	04/25/18	1,558
RON	2,485,080	USD	655,157	Goldman Sachs International	04/25/18	1,162
RON	2,490,000	USD	656,261	Goldman Sachs International	04/25/18	1,357
RUB	1,263,420	USD	21,830	Goldman Sachs International	04/25/18	159
RUB	1,340,220	USD	23,171	Morgan Stanley & Co. International PLC	04/25/18	154
TRY	70,000	USD	17,461	BNP Paribas S.A.	04/25/18	159
TRY	47,980	USD	11,874	Goldman Sachs International	04/25/18	204
TRY	127,180	USD	31,477	Goldman Sachs International	04/25/18	536
TRY	157,170	USD	39,561	Goldman Sachs International	04/25/18	2
TRY	188,130	USD	47,291	Goldman Sachs International	04/25/18	64
TRY	197,600	USD	49,429	Goldman Sachs International	04/25/18	310
TRY	263,240	USD	65,584	Goldman Sachs International	04/25/18	678
TRY	1,825,780	USD	457,783	UBS AG	04/25/18	1,797
USD	20,969	BRL	69,010	Morgan Stanley & Co. International PLC	04/25/18	104
USD	25,739	CZK	530,000	Bank of America N.A.	04/25/18	39
USD	1,143,618	CZK	23,520,450	Morgan Stanley & Co. International PLC	04/25/18	3,111
USD	1,097,866	HUF	276,212,120	BNP Paribas S.A.	04/25/18	8,423
USD	113,597	IDR	1,541,911,350	Deutsche Bank AG	04/25/18	1,412
USD	27,406	PLN	93,610	Bank of America N.A.	04/25/18	52
USD	122,605	PLN	418,950	Goldman Sachs International	04/25/18	184
USD	26,431	RON	100,000	Goldman Sachs International	04/25/18	20
USD	131,121	RON	489,070	Goldman Sachs International	04/25/18	1,956
USD	122,350	RON	463,030	UBS AG	04/25/18	62
USD	24,526	RUB	1,405,610	Morgan Stanley & Co. International PLC	04/25/18	63
USD	8,813	ZAR	104,331	Bank of America N.A.	04/25/18	27
USD	29,881	ZAR	353,749	Goldman Sachs International	04/25/18	90
ZAR	243,540	USD	20,467	Goldman Sachs International	04/25/18	43
ZAR	223,110	USD	18,453	Morgan Stanley & Co. International PLC	04/25/18	337
KZT	4,860,290	USD	14,380	Royal Bank of Scotland PLC	05/04/18	773
KZT	4,266,210	USD	12,716	Bank of America N.A.	05/10/18	573
KZT	4,176,830	USD	12,619	Royal Bank of Scotland PLC	05/10/18	392
KZT	9,610,375	USD	29,525	Goldman Sachs International	05/15/18	391
KZT	15,680,085	USD	48,269	Goldman Sachs International	05/15/18	541
ARS	1,004,020	USD	47,382	BNP Paribas S.A.	05/23/18	1,227
ARS	628,990	USD	29,351	Bank of America N.A.	05/23/18	1,101

5

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Emerging Markets Local Currency Bond Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	733,930	USD	35,456	Morgan Stanley & Co. International PLC	05/23/18	$77
ARS	2,582,480	USD	123,712	Morgan Stanley & Co. International PLC	05/23/18	1,316
KZT	8,917,910	USD	27,398	Royal Bank of Scotland PLC	06/01/18	296
KZT	4,061,250	USD	12,401	Morgan Stanley & Co. International PLC	06/18/18	182
ARS	285,780	USD	13,342	BNP Paribas S.A.	06/27/18	234
ARS	873,370	USD	41,333	BNP Paribas S.A.	06/27/18	157
ARS	2,987,940	USD	139,689	BNP Paribas S.A.	06/27/18	2,255
ARS	478,680	USD	22,389	Goldman Sachs International	06/27/18	351
ARS	567,940	USD	26,714	Goldman Sachs International	06/27/18	266
ARS	1,099,810	USD	51,634	Morgan Stanley & Co. International PLC	06/27/18	613
ARS	2,165,000	USD	101,405	Morgan Stanley & Co. International PLC	06/27/18	1,445
ARS	162,150	USD	7,535	Royal Bank of Scotland PLC	06/27/18	168
USD	255,331	TWD	7,343,320	Morgan Stanley & Co. International PLC	06/27/18	868

						84,830

BRL	124,130	USD	37,547	Morgan Stanley & Co. International PLC	04/25/18	(15)
BRL	8,576,960	USD	2,600,576	Morgan Stanley & Co. International PLC	04/25/18	(7,270)
IDR	295,222,790	USD	21,563	Goldman Sachs International	04/25/18	(84)
IDR	331,015,360	USD	24,231	Goldman Sachs International	04/25/18	(147)
IDR	545,014,900	USD	39,666	Goldman Sachs International	04/25/18	(13)
IDR	1,051,587,270	USD	76,557	Goldman Sachs International	04/25/18	(46)
IDR	2,327,120,060	USD	169,968	Goldman Sachs International	04/25/18	(653)
IDR	876,945,940	USD	63,871	Morgan Stanley & Co. International PLC	04/25/18	(67)
IDR	396,214,130	USD	28,847	Royal Bank of Scotland PLC	04/25/18	(20)
INR	8,381,350	USD	128,884	Morgan Stanley & Co. International PLC	04/25/18	(347)
PHP	362,330	USD	6,929	Goldman Sachs International	04/25/18	(5)
PHP	427,630	USD	8,203	Goldman Sachs International	04/25/18	(31)
PHP	1,560,650	USD	29,964	Goldman Sachs International	04/25/18	(138)
PHP	24,110,000	USD	461,780	Goldman Sachs International	04/25/18	(1,016)
PHP	24,111,220	USD	461,097	Goldman Sachs International	04/25/18	(309)
PLN	100,000	USD	29,223	Goldman Sachs International	04/25/18	(2)
RUB	4,086,230	USD	71,282	Goldman Sachs International	04/25/18	(164)
RUB	10,449,910	USD	182,507	Goldman Sachs International	04/25/18	(635)
TRY	551,540	USD	139,318	Goldman Sachs International	04/25/18	(486)
TRY	1,830,000	USD	461,733	UBS AG	04/25/18	(1,091)
USD	297,900	CLP	181,099,170	Goldman Sachs International	04/25/18	(2,019)
USD	24,183	CLP	14,708,330	Morgan Stanley & Co. International PLC	04/25/18	(175)
USD	29,234	COP	83,414,860	Goldman Sachs International	04/25/18	(611)
USD	23,101	IDR	320,000,000	Morgan Stanley & Co. International PLC	04/25/18	(181)

6

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Emerging Markets Local Currency Bond Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	51,181	IDR	704,562,000	Morgan Stanley & Co. International PLC	04/25/18	$(81)
USD	26,037	MXN	478,710	Goldman Sachs International	04/25/18	(207)
USD	246,529	MXN	4,648,370	Goldman Sachs International	04/25/18	(8,298)
USD	193,892	MXN	3,603,970	Morgan Stanley & Co. International PLC	04/25/18	(3,680)
USD	418,906	MYR	1,649,650	Morgan Stanley & Co. International PLC	04/25/18	(7,994)
USD	129,337	RON	491,160	Goldman Sachs International	04/25/18	(381)
USD	241,942	RUB	13,977,450	Morgan Stanley & Co. International PLC	04/25/18	(1,325)
USD	37,760	ZAR	455,000	Goldman Sachs International	04/25/18	(558)
USD	38,018	ZAR	459,790	Goldman Sachs International	04/25/18	(703)
ZAR	139,270	USD	11,755	BNP Paribas S.A.	04/25/18	(26)
ZAR	260,000	USD	22,131	BNP Paribas S.A.	04/25/18	(235)
ZAR	1,217,540	USD	104,003	Bank of America N.A.	04/25/18	(1,468)
ZAR	1,405,400	USD	120,281	Goldman Sachs International	04/25/18	(1,925)
USD	82,717	MYR	323,010	Goldman Sachs International	05/23/18	(868)
USD	261,523	MYR	1,016,280	Goldman Sachs International	05/23/18	(1,459)
USD	14,729	MYR	58,120	Morgan Stanley & Co. International PLC	05/23/18	(311)
USD	258,804	MYR	1,010,370	UBS AG	05/23/18	(2,650)
USD	246,129	ARS	5,279,470	Morgan Stanley & Co. International PLC	06/27/18	(4,676)
USD	383,746	TWD	11,090,250	Morgan Stanley & Co. International PLC	06/27/18	(557)
USD	640,979	TWD	18,533,920	Morgan Stanley & Co. International PLC	06/27/18	(1,264)

						(54,191)

						$30,639

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
USD Currency	Bank of America N.A.		04/12/18	USD	3.78	USD	2,500	$65
USD Currency	Morgan Stanley & Co. International PLC		05/10/18	USD	18.25	USD	1,300	17,321

Total								$17,386

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month JIBAR	Quarterly	7.12%	Quarterly	N/A	07/27/22	ZAR	8,000	$1,153	$—	$1,153
3-Month JIBAR	Quarterly	7.76	Quarterly	N/A	07/27/27	ZAR	7,000	7,614	—	7,614

								$8,767	$—	$8,767

7

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Emerging Markets Local Currency Bond Fund

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day BZDIOVER	At Termination	9.18%	At Termination	Credit Suisse International	N/A	01/04/21	BRL	3,335	$45,659	$—	$45,659
1-Day BZDIOVER	At Termination	9.31	At Termination	Bank of America N.A.	N/A	01/04/21	BRL	699	10,412	—	10,412
1-Day BZDIOVER	At Termination	8.86	At Termination	BNP Paribas S.A.	N/A	01/04/21	BRL	497	5,134	—	5,134
1-Day BZDIOVER	At Termination	9.56	At Termination	BNP Paribas S.A.	N/A	01/02/23	BRL	200	2,761	—	2,761
1-Day BZDIOVER	At Termination	9.25	At Termination	Goldman Sachs International	N/A	01/02/23	BRL	398	3,475	—	3,475
1-Day BZDIOVER	At Termination	9.30	At Termination	Goldman Sachs International	N/A	01/02/23	BRL	369	3,452	—	3,452
1-Day BZDIOVER	At Termination	9.41	At Termination	Deutsche Bank AG	N/A	01/02/23	BRL	410	4,507	—	4,507
1-Day BZDIOVER	At Termination	9.57	At Termination	BNP Paribas S.A.	N/A	01/02/23	BRL	176	2,069	—	2,069
1-Day BZDIOVER	At Termination	10.06	At Termination	BNP Paribas S.A.	N/A	01/02/25	BRL	193	3,981	—	3,981
1-Day BZDIOVER	At Termination	9.58	At Termination	Goldman Sachs International	N/A	01/02/25	BRL	220	2,043	—	2,043
1-Day BZDIOVER	At Termination	9.94	At Termination	Morgan Stanley & Co. International PLC	N/A	01/02/25	BRL	338	5,660	—	5,660

									$89,153	$—	$89,153

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

8

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Emerging Markets Local Currency Bond Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in these securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Corporate Bonds	$—	$2,071,093	$—	$2,071,093
Foreign Agency Obligations	—	22,194,280	—	22,194,280
U.S. Treasury Obligations	—	25,753	—	25,753
Short-Term Securities:
Foreign Agency Obligations	—	120,938	—	120,938
Money Market Funds	1,147,968	—	—	1,147,968
Options Purchased	—	17,386	—	17,386

	$1,147,968	$24,429,450	$—	$25,577,418

Derivative Financial Instruments(a)
Assets:
Forward foreign currency exchange contracts	$—	$84,830	$—	$84,830
Interest rate contracts	—	97,920	—	97,920
Liabilities:
Forward foreign currency exchange contracts	—	(54,191)	—	(54,191)
Interest rate contracts	(7,645)	—	—	(7,645)

	$(7,645)	$128,559	$—	$120,914

(a)	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2018, there were no transfers between levels.

9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: May 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: May 21, 2018